UNSECURED DEBT AND RELATED DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Schedule of unsecured debentures and term loans, net
(b) Unsecured Debentures and Term Loans, Net

As at December 31,			2023		2022
	Maturity Date	Amortized Cost(1)	Principal issued and outstanding	Amortized Cost(1)	Principal issued and outstanding
2023 Debentures	November 30, 2023	$—	$—	$399,707	$400,000
2027 Debentures	June 4, 2027	498,497	500,000	498,057	500,000
2028 Debentures	August 30, 2028	498,193	500,000	497,806	500,000
2029 Debentures	April 12, 2029	397,629	400,000	—	—
2030 Debentures	December 18, 2030	497,917	500,000	497,616	500,000
2024 Term Loan	December 19, 2024	244,133	244,283	250,088	250,351
2025 Term Loan	September 15, 2025	527,786	528,180	540,677	541,300
September 2026 Term Loan	September 8, 2026	102,064	102,222	—	—
December 2026 Term Loan	December 11, 2026	299,763	300,000	299,686	300,000
		$3,065,982	$3,074,685	$2,983,637	$2,991,651
(1)The amounts outstanding are net of deferred financing costs. The deferred financing costs are amortized using the effective interest method and are included in interest expense.

As at December 31,	2023	2022
Unsecured Debentures and Term Loans, Net
Non-current	$2,821,849	$2,583,930
Current	244,133	399,707
	$3,065,982	$2,983,637

Schedule of detailed information about hedging instruments

As at December 31,								2023	2022
	Notional amount to be paid		Interest payment rate	Notional amount to be received		Interest receipt rate	Maturity date	Fair value assets (liabilities)	Fair value assets (liabilities)
2023 Cross Currency Interest Rate Swap (1)	281,100	EUR	2.430%	400,000	CAD	3.873%	Nov. 30, 2023	$—	$(7,076)
2024 Cross Currency Interest Rate Swap	168,200	EUR	0.522%	185,000	USD	SOFR plus margin (6)	Dec. 19, 2024	9,042	24,891
2025 Interest Rate Swap (2)	—	—	5.016%	—	—	SOFR plus margin	Sept. 15, 2025	4,847	5,244
September 2026 Interest Rate Swap (3)	—	—	4.333%	—	—	EURIBOR plus margin	Sept. 8, 2026	(2,105)	—
December 2026 Cross Currency Interest Rate Swap	205,500	EUR	1.355%	300,000	CAD	CDOR plus margin (7)	Dec. 11, 2026	24,223	39,264
2027 Cross Currency Interest Rate Swap	370,300	USD	2.964%	500,000	CAD	3.062%	June 4, 2027	18,402	8,123
2028 Cross Currency Interest Rate Swap	119,100	USD	2.096%	150,000	CAD	2.194%	Aug. 30, 2028	(3,067)	(6,391)
2028 Cross Currency Interest Rate Swap (4)	242,100	EUR	0.536%	350,000	CAD	2.194%	Aug. 30, 2028	8,998	19,450
2029 Cross Currency Interest Rate Swap (5)	277,700	EUR	4.958%	400,000	CAD	6.103%	Apr. 12, 2029	(3,257)	—
2030 Cross Currency Interest Rate Swap	319,400	EUR	1.045%	500,000	CAD	2.378%	Dec. 18, 2030	43,730	54,883
								$100,813	$138,388
(1)On November 30, 2023, Granite LP settled the 2023 Cross Currency Interest Rate Swap in conjunction with the repayment of the 2023 Debentures (note 8(b)).
(2)On September 15, 2022, Granite LP entered into a float to fixed interest rate swap (the “2025 Interest Rate Swap”) to exchange the floating SOFR portion of the interest payments of the 2025 Term Loan for fixed interest payments resulting in an all-in fixed interest rate of 5.016%.
(3)On September 8, 2023, Granite LP entered into a float to fixed interest rate swap (the “September 2026 Interest Rate Swap”) to exchange the floating EURIBOR-based interest payments of the September 2026 Term Loan for fixed interest payments resulting in an all-in fixed interest rate of 4.333%.
(4)On February 3, 2022, Granite terminated $350.0 million of a total $500.0 million principal of the 2028 Cross Currency Interest Rate Swap and simultaneously entered into a new $350.0 million cross-currency interest rate swap maturing August 30, 2028, to exchange the Canadian dollar denominated principal and interest payments of the 2028 Debentures for Euro denominated payments at a fixed interest rate of 0.536%. Upon termination, Granite paid $6.6 million to settle the mark-to-market liability relating to the $350.0 million principal portion of the 2028 Cross Currency Interest Rate Swap.
(5)On October 10, 2023, Granite LP entered into a cross currency interest rate swap (the "2029 Cross Currency Interest Rate Swap"), which commenced on October 12, 2023 to exchange the Canadian dollar denominated principal and interest payments of the 2029 Debentures for Euro denominated principal and interest payments resulting in an all-in effective fixed interest rate of 4.929%.
(6)On April 19, 2023, Granite amended the 2024 Cross Currency Interest Rate Swap to update the benchmark rate in the agreement from LIBOR to SOFR, including a fixed spread for the basis difference between LIBOR and SOFR, without any economic impact or change to Granite's risk management strategy.
(7)Subsequent to the year ended December 31, 2023, on February 8, 2024, Granite amended the December 2026 Cross Currency Interest Rate Swap to update the benchmark rate in the agreement from CDOR to CORRA, including a fixed spread for the basis difference between CDOR and CORRA, without any economic impact or change to Granite's risk management strategy (note 8(b)).

As at December 31,	2023	2022
Financial assets at fair value
Non-current	$100,200	$151,855
Current	9,042	—
	$109,242	$151,855

Financial liabilities at fair value
Non-current	$8,429	$6,391
Current	—	7,076
	$8,429	$13,467